RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet (Details) - Amounts recognised in the balance sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ 4,301	£ 1,469
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	4,404	1,578	£ 550
Other post-retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ (103)	£ (109)